Fair Value of Financial Instruments - Contingent Consideration Liability Balance Sheet Disclosures (Details) - Revelyst Business - Contingent Consideration Liability - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration payable	$ 2,806	$ 3,556	$ 20,274
Other current liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration payable	2,806	750	8,586
Other long-term liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration payable	$ 0	$ 2,806	$ 11,688